S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0)*

June 30, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK
Argentina — 0.3%
MercadoLibre Inc. [1]	274	$325
YPF S.A. ADR [1]	15,396	229

		554

Belgium — 0.9%
Anheuser-Busch InBev S.A.	36,085	2,045

Brazil — 1.2%
Banco do Brasil SA	134,900	1,395
Cia de Saneamento de Minas Gerais Copasa MG	27,500	121
Gerdau SA ADR	113,893	595
JBS SA	51,100	187
Minerva SA	110,200	242
PRIO S.A. [1]	16,100	125
SLC Agricola S.A.	17,765	142

		2,807

Canada — 2.0%
Alimentation Couche-Tard Inc.	49,245	2,525
Canadian National Railway Co.	16,602	2,011

		4,536

China — 8.2%
Agricultural Bank of China Ltd., Class H	477,000	188
Alibaba Group Holding Ltd. ADR [1]	12,715	1,060
Anhui Conch Cement Co. Ltd., Class H	120,677	321
Autohome Inc. ADR	2,425	71
Baidu Inc. ADR [1]	2,802	384
BYD Co. Ltd., Class H	14,000	449
China CITIC Bank Corp. Ltd., Class H	458,000	215
China Construction Bank Corp., Class H	2,612,741	1,692
China Galaxy Securities Co. Ltd., Class H	775,000	415
China Lumena New Materials Corp. [1,2]	4,900	—
China Petroleum & Chemical Corp., Class H	1,206,000	709
China Railway Group Ltd., Class H	809,000	535
China Resources Pharmaceutical Group Ltd.	236,000	206
CITIC Ltd.	364,000	436
COSCO SHIPPING Holdings Co. Ltd., Class H	511,950	463
Daqo New Energy Corp. ADR [1]	12,938	513
Dongfeng Motor Group Co. Ltd., Class H	328,000	150
FinVolution Group ADR	37,081	171
Guanghui Energy Co. Ltd., Class A	383,600	363
Guangzhou Automobile Group Co. Ltd., Class H	180,000	108
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	87,300	106
Hello Group Inc. ADR	19,781	190
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	41,900	105
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A [1]	62,679	251

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0)* (continued)

June 30, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
China — (continued)
iQIYI Inc. ADR [1]	47,497	$254
Jiangxi Copper Co. Ltd., Class H	179,000	277
JinkoSolar Holding Co. Ltd. ADR [1]	5,225	232
Lenovo Group Ltd.	396,000	415
Metallurgical Corp of China Ltd., Class A	193,400	106
PDD Holdings Inc. ADR [1]	11,348	785
PetroChina Co. Ltd., Class H	1,434,000	996
PICC Property & Casualty Co. Ltd., Class H	482,000	537
Qifu Technology Inc. ADR	31,277	540
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	69,939	139
Shuangliang Eco-Energy Systems Co. Ltd., Class A	82,900	160
Sichuan Road and Bridge Group Co. Ltd., Class A	152,008	205
Sinopharm Group Co. Ltd., Class H	72,400	226
Skyworth Group Ltd.	314,655	139
Tencent Holdings Ltd.	61,331	2,600
Tencent Music Entertainment Group ADR [1]	88,226	651
Vipshop Holdings Ltd. ADR [1]	43,299	714
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	34,800	341

		18,418

France — 11.1%
Air Liquide SA	10,487	1,881
Alstom S.A.	144,051	4,300
AXA SA	108,839	3,216
BNP Paribas SA	18,172	1,147
Carrefour SA	90,416	1,713
Danone SA	75,463	4,625
Kering S.A.	2,586	1,428
Sanofi	30,130	3,244
Valeo	54,530	1,172
Vinci S.A.	19,851	2,306

		25,032

Germany — 7.5%
Allianz SE	12,376	2,883
Bayer AG	41,946	2,322
Deutsche Telekom AG	166,114	3,624
LANXESS AG	18,878	569
RWE AG	57,020	2,485
SAP SE	36,864	5,036

		16,919

Greece — 0.1%
Mytilineos S.A.	3,248	115
OPAP SA	9,803	171

		286

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0)* (continued)

June 30, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
India — 3.3%
Axis Bank Ltd.	20,611	$249
Bank of Baroda	340,510	793
Bharat Electronics Ltd.	85,572	131
Britannia Industries Ltd.	5,174	317
Coal India Ltd.	145,996	412
Dr Reddy’s Laboratories Ltd.	4,368	275
GAIL India Ltd.	311,500	400
Indian Oil Corp. Ltd.	203,560	227
Info Edge India Ltd.	3,491	191
ITC Ltd.	61,423	339
Mahindra & Mahindra Ltd.	21,089	375
Muthoot Finance Ltd.	1,481	22
Nestle India Ltd.	725	203
NTPC Ltd.	122,613	283
Oil & Natural Gas Corp. Ltd.	413,413	809
Power Grid Corp of India Ltd.	138,294	431
REC Ltd.	271,534	546
Shriram Finance Ltd.	12,215	259
State Bank of India	44,715	313
Tata Motors Ltd. [1]	37,207	271
Varun Beverages Ltd.	51,904	509
Vedanta Ltd.	48,893	167

		7,522

Indonesia — 0.4%
Adaro Energy Indonesia Tbk PT	920,700	137
Astra International Tbk PT	397,300	180
Bank Mandiri Persero Tbk PT	265,500	92
Bukit Asam Tbk PT [1]	390,600	70
Indo Tambangraya Megah Tbk PT	51,100	82
Indofood Sukses Makmur Tbk PT	181,100	89
Perusahaan Gas Negara Tbk PT	1,924,300	169
United Tractors Tbk PT	59,900	93

		912

Ireland — 1.8%
Ryanair Holdings PLC ADR [1]	37,548	4,153

Italy — 5.3%
Enel SpA	843,700	5,689
UniCredit SpA	273,484	6,359

		12,048

Japan — 5.9%
FANUC Corp.	103,800	3,644
Murata Manufacturing Co. Ltd.	66,300	3,808
Sumitomo Mitsui Financial Group Inc.	46,700	2,002
Takeda Pharmaceutical Co. Ltd.	91,300	2,869

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0)* (continued)

June 30, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
Japan — (continued)
Tokyo Electron Ltd.	6,300	$907

		13,230

Mexico — 0.5%
Alfa SAB de CV, Class A	178,000	110
Arca Continental SAB de CV	26,800	275
Fibra Uno Administracion SA de CV, Class REIT [3]	110,600	161
Grupo Aeroportuario del Pacifico SAB de CV, Class B	13,200	238
Grupo Bimbo SAB de CV	37,000	199
Kimberly-Clark de Mexico SAB de CV, Class A	53,900	120

		1,103

Netherlands — 5.0%
Akzo Nobel NV	48,979	4,004
ING Groep NV	248,306	3,348
Koninklijke Philips NV [1]	179,261	3,884

		11,236

Poland — 0.2%
Jastrzebska Spolka Weglowa S.A. [1]	7,584	75
Orlen SA	21,029	333

		408

Qatar — 0.1%
Ooredoo QPSC	73,951	222

Russia — 0.0%
Gazprom PJSC ADR [1,2]	165,932	—
LUKOIL PJSC ADR [1,2]	11,378	—
Sberbank of Russia PJSC ADR [1,2]	31,284	—

		—

Saudi Arabia — 0.3%
Bawan Co.	9,303	91
Elm Co.	1,689	263
Etihad Etisalat Co.	19,365	248
Saudi Electricity Co.	24,313	147

		749

Singapore — 0.6%
United Overseas Bank Ltd.	63,800	1,324

South Africa — 0.2%
African Rainbow Minerals Ltd.	10,373	109
Sappi Ltd.	48,409	100
Sasol Ltd.	13,036	162
Truworths International Ltd.	31,581	95

		466

South Korea — 4.1%
DB Insurance Co. Ltd.	3,370	191
DL E&C Co. Ltd.	3,625	96

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0)* (continued)

June 30, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
South Korea — (continued)
Doosan Bobcat Inc.	3,736	$167
E-MART Inc.	1,287	75
GS Holdings Corp.	5,545	154
Hana Financial Group Inc.	18,507	553
Hanwha Aerospace Co. Ltd.	5,268	510
Hanwha Corp.	9,311	213
HMM Co. Ltd.	7,288	105
Hyundai Electric & Energy System Co. Ltd.	6,557	325
Hyundai Marine & Fire Insurance Co. Ltd.	5,742	136
JYP Entertainment Corp.	4,326	432
KB Financial Group Inc.	10,009	363
Kia Corp.	18,025	1,214
KIWOOM Securities Co. Ltd.	1,582	107
LG Electronics Inc.	4,978	482
LS Corp.	3,323	236
LX INTERNATIONAL CORP.	8,768	241
LX Semicon Co. Ltd.	1,858	162
Nexon Games Co. Ltd. [1]	5,959	103
NongShim Co. Ltd.	453	137
OCI Holdings Co. Ltd.	3,184	275
POSCO International Corp.	10,874	331
Samsung Electronics Co. Ltd.	32,706	1,801
Samsung Engineering Co. Ltd. [1]	6,226	134
Samsung Fire & Marine Insurance Co. Ltd.	640	112
Samsung Securities Co. Ltd.	3,249	89
Woori Financial Group Inc.	30,077	270
Youngone Corp.	5,524	271

		9,285

Spain — 4.2%
Aena SME S.A.	16,702	2,703
Amadeus IT Group S.A. [1]	35,950	2,737
Iberdrola S.A.	157,650	2,059
Industria de Diseno Textil S.A.	52,286	2,028

		9,527

Sweden — 0.5%
Swedbank AB	70,558	1,191

Switzerland — 5.1%
Novartis AG	35,897	3,619
Roche Holding AG	16,627	5,079
UBS Group AG	50,301	1,020
Zurich Insurance Group AG	3,990	1,898

		11,616

Taiwan — 4.6%
Alchip Technologies Ltd.	2,000	116

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0)* (continued)

June 30, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
Taiwan — (continued)
Asia Vital Components Co. Ltd.	22,693	$198
Bora Pharmaceuticals Co. Ltd.	5,000	125
Chung-Hsin Electric & Machinery Manufacturing Corp.	46,000	203
Evergreen Marine Corp. Taiwan Ltd.	87,400	264
Fitipower Integrated Technology Inc.	48,000	222
Gigabyte Technology Co. Ltd.	79,000	620
Global Unichip Corp.	3,000	155
Hon Hai Precision Industry Co. Ltd.	257,292	936
International Games System Co. Ltd.	12,000	239
Lite-On Technology Corp.	80,896	269
Lotus Pharmaceutical Co. Ltd. [1]	36,000	378
Micro-Star International Co. Ltd.	56,000	318
Novatek Microelectronics Corp.	55,000	755
Quanta Computer Inc.	80,000	391
Radiant Opto-Electronics Corp.	30,000	106
Simplo Technology Co. Ltd.	11,000	116
Sitronix Technology Corp.	28,000	212
Taiwan Semiconductor Manufacturing Co. Ltd.	93,000	1,718
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,498	2,069
United Microelectronics Corp. [1]	468,000	735
Wistron Corp.	103,000	300

		10,445

Thailand — 0.3%
AP Thailand PCL	319,500	104
Bangchak Corp. PCL	112,200	116
Bangkok Dusit Medical Services PCL, Class F	292,300	229
Krung Thai Bank PCL	535,400	293

		742

Turkey — 0.4%
KOC Holding AS	70,220	281
Migros Ticaret AS	13,609	111
Sok Marketler Ticaret AS [1]	99,843	128
Turk Hava Yollari AO [1]	44,076	329

		849

United Arab Emirates — 0.2%
Emirates NBD Bank PJSC [1]	47,793	195
Multiply Group PJSC [1]	188,219	163

		358

United Kingdom — 23.9%
AstraZeneca PLC	21,762	3,120
Barclays PLC	2,040,795	3,987
Berkeley Group Holdings PLC	18,955	945
BP PLC	790,431	4,602
British American Tobacco PLC	58,012	1,927
Compass Group PLC	97,881	2,741

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0)* (continued)

June 30, 2023 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
United Kingdom — (continued)
Diageo PLC	78,169	$3,361
GSK PLC	138,696	2,458
Legal & General Group PLC	288,019	834
Prudential PLC	291,632	4,119
Reckitt Benckiser Group PLC	63,711	4,788
RELX PLC (EUR)	59,665	1,990
RELX PLC (GBP)	58,486	1,951
Rio Tinto PLC	40,830	2,595
Rolls-Royce Holdings PLC [1]	4,622,439	8,889
Unilever PLC	63,379	3,300
WH Smith PLC	113,768	2,243

		53,850

Total Common Stock
(Cost $206,639) — 98.2%		221,833

PREFERENCE STOCK
Brazil — 0.1%
Bradespar SA	47,500	220

Total Preference Stock
(Cost $217) — 0.1%		220

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government &
Agency Portfolio, Institutional Class, 5.050% **	2,161,999	2,162

Total Short-Term Investment
(Cost $2,162) — 1.0%		2,162

Total Investments — 99.3%
(Cost $209,018)		224,215

Other Assets in Excess of Liabilities — 0.7%		1,542

Net Assets — 100.0%		$225,757

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy.
3	Real Estate Investment Trust.
ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company

Amounts designated as “—” are $0 or are rounded to $0.

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0) (concluded)

June 30, 2023 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$554	$—	$—	$554
Belgium	—	2,045	—	2,045
Brazil	2,807	—	—	2,807
Canada	4,536	—	—	4,536
China	5,565	12,853	—^	18,418
France	—	25,032	—	25,032
Germany	—	16,919	—	16,919
Greece	—	286	—	286
India	—	7,522	—	7,522
Indonesia	—	912	—	912
Ireland	4,153	—	—	4,153
Italy	—	12,048	—	12,048
Japan	—	13,230	—	13,230
Mexico	1,103	—	—	1,103
Netherlands	—	11,236	—	11,236
Poland	—	408	—	408
Qatar	222	—	—	222
Russia	—	—	—^	—
Saudi Arabia	—	749	—	749
Singapore	—	1,324	—	1,324
South Africa	195	271	—	466
South Korea	—	9,285	—	9,285
Spain	—	9,527	—	9,527
Sweden	—	1,191	—	1,191
Switzerland	—	11,616	—	11,616
Taiwan	2,069	8,376	—	10,445
Thailand	—	742	—	742
Turkey	111	738	—	849
United Arab Emirates	—	358	—	358
United Kingdom	—	53,850	—	53,850

Total Common Stock	21,315	200,518	—	221,833

Preference Stock	220	—	—	220

Short-Term Investment	2,162	—	—	2,162

Total Investments in Securities	$23,697	$200,518	$—	$224,215

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-2800